NON OPERATING INCOME AND EXPENDITURE (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
NON OPERATING INCOME AND EXPENDITURE
Net profit on disposal of plant and equipment			$ 52,188		$ 7,132
Research and development tax incentive	$ 299,351		253,159		359,803
Export Marketing & Development Grant	126,907
Interest income	15,218		38,765		67,100
Rental income					58,002	$ 58,002
Total non operating income and expenditure	$ 441,476	$ 441,476	$ 344,112	$ 344,112	$ 492,037	$ 492,037